Due to Owners, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to owners, net	$ 13,218	$ 15,812
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	1,665	919
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 11,553	$ 14,893